Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001378789
Registrant Name	AerCap Holdings N.V.
Registration File Number	333-297097
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES